Subsequent Events (Details)							1 Months Ended	12 Months Ended
	Jun. 12, 2026 shares	May 05, 2026 HKD ($)	Apr. 21, 2026 HKD ($)	Jul. 01, 2025 shares	Jul. 15, 2024 shares	May 15, 2024 shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Apr. 01, 2026 HKD ($)	Mar. 31, 2026 USD ($)
Subsequent Events [Line Items]
Issued shares | shares				1,624,062	7,068	93,750
Gross proceeds										$ 42,871,117
Amount due to a related party								$ 2,450,000					$ 312,500
Forecast [Member]
Subsequent Events [Line Items]
Issued shares | shares	10,000
Gross proceeds							$ 6,220,000
Ordinary shares issued | shares	6,666						3,149,832
Public offering price | $ / shares							$ 1.97
Net proceeds							$ 6,080,000.00
Subsequent Event [Member]
Subsequent Events [Line Items]
Amount due to a related party												$ 2,450,000
Worry Free to Yuan Chun Holding Co. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Refunded due amount of related party		$ 1,450,000	$ 1,000,000
Yi Fortune Capital (HK) Limited [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of owned subsidiary	60.00%